As filed with the Securities and Exchange Commission on November 27, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2010

Date of reporting period:  September 30, 2009

Item 1. Schedules of Investments.

Davidson Multi-Cap Core Fund
Schedule of Investments
September 30, 2009 (Unaudited)

Shares	COMMON STOCKS - 98.88%	Value
	Aerospace & Defense - 3.62%
2,785	Alliant Techsystems, Inc. (a)	$216,812
4,990	United Technologies Corp.	304,041
		520,853
	Air Freight & Logistics - 2.10%
4,010	FedEx Corp.	301,632
	Beverages - 2.19%
5,375	PepsiCo, Inc.	315,298
	Biotechnology - 3.37%
3,875	Amgen, Inc. (a)	233,391
5,375	Gilead Sciences, Inc. (a)	250,367
		483,758
	Capital Markets - 2.00%
5,475	State Street Corp.	287,985
	Chemicals - 4.14%
8,760	E.I. du pont de Nemours & Co.	281,546
3,835	Praxair, Inc.	313,281
		594,827
	Commercial Banks - 3.27%
13,520	TCF Financial Corp.	176,301
10,420	Wells Fargo & Co.	293,636
		469,937
	Commercial Services & Supplies - 1.87%
15,875	Herman Miller, Inc.	268,446
	Communications Equipment - 2.38%
14,550	Cisco Systems, Inc. (a)	342,507
	Computers & Peripherals - 4.38%
1,645	Apple, Inc. (a)	304,934
2,715	International Business Machines Corp.	324,741
		629,675
	Diversified Financial Services - 4.61%
8,350	JPMorgan Chase & Co.	365,897
10,855	Principal Financial Group, Inc.	297,318
		663,215
	Diversified Telecommunication Services - 1.67%
7,945	Verizon Communications, Inc.	240,495
	Electric Utilities - 1.58%
9,045	Black Hills Corp.	227,663
	Energy Equipment & Services - 4.36%
7,355	Baker Hughes, Inc.	313,764
3,656	Transocean Ltd. (a)(b)	312,698
		626,462
	Food & Staples Retailing - 3.70%
4,775	Costco Wholesale Corp.	269,597
7,000	Walgreen Co.	262,290
		531,887
	Food Products - 1.79%
8,790	Archer-Daniels-Midland Co.	256,844
	Health Care Equipment & Supplies - 1.87%
3,850	Becton, Dickinson & Co.	268,537
	Health Care Providers & Services - 5.51%
3,695	Laboratory Corporation of America Holdings (a)	242,761
5,020	Medco Health Solutions, Inc. (a)	277,656
12,390	Pharmaceutical Product Development, Inc.	271,837
		792,254
	Household Durables - 1.42%
17,830	D.R. Horton, Inc.	203,440
	Household Products - 2.75%
2,270	Church & Dwight Co., Inc.	128,800
4,015	Energizer Holdings, Inc. (a)	266,355
		395,155
	Industrial Conglomerates - 3.89%
4,340	3M Co.	320,292
14,565	General Electric Co.	239,157
		559,449
	Insurance - 2.04%
7,270	StanCorp Financial Group, Inc.	293,490
	Internet & Catalog Retail - 1.80%
4,175	Blue Nile, Inc. (a)	259,351
	Internet Software & Services - 4.02%
24,585	Ariba, Inc. (a)	285,186
590	Google, Inc. - Class A (a)	292,552
		577,738
	IT Services - 1.86%
5,540	Fiserv, Inc. (a)	267,028
	Media - 3.56%
9,900	The McGraw-Hill Companies, Inc.	248,886
6,110	Time Warner Cable, Inc.	263,280
		512,166
	Multi-Utilities & Unregulated Power - 1.95%
5,620	Sempra Energy	279,932
	Oil & Gas - 4.92%
3,675	Exxon Mobil Corp.	252,142
13,375	Frontier Oil Corp.	186,180
8,425	Marathon Oil Corp.	268,757
		707,079
	Oil, Gas & Consumable Fuels - 1.78%
3,800	Devon Energy Corp.	255,854
	Personal Products - 1.80%
6,995	The Estee Lauder Cos., Inc. - Class A	259,375
	Pharmaceuticals - 3.53%
3,525	Genzyme Corp. (a)	199,973
6,320	Wyeth	307,026
		506,999
	Semiconductor & Semiconductor Equipment - 1.67%
17,965	Applied Materials, Inc.	240,731
	Software - 3.55%
8,930	Intuit, Inc. (a)	254,505
8,450	MICRO Systems, Inc. (a)	255,105
		509,610
	Specialty Retail - 1.93%
7,380	Best Buy Co., Inc.	276,898
	Wireless Telecommunication Services - 2.00%
9,605	NII Holdings, Inc. (a)	287,958

	TOTAL COMMON STOCKS (Cost $13,524,852)	14,214,528

Shares	SHORT-TERM INVESTMENTS - 1.23%	Value
176,571	Fidelity Institutional Government Portfolio - Class I, 0.10% (c)	176,571
	TOTAL SHORT-TERM INVESTMENTS (Cost $176,571)	176,571

	TOTAL INVESTMENTS IN SECURITIES (Cost $13,701,423) - 100.11%	14,391,099
	Liabilities in Excess of Other Asset - (0.11)%	(16,222)
	NET ASSETS - 100.00%	$14,374,877

(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) Rate shown is the 7-day yield as of September 30, 2009.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

Cost of investments	$13,711,932

Gross unrealized appreciation	$1,639,090
Gross unrealized depreciation	(959,923)
Net unrealized appreciation	$679,167

* Because tax adjustments are calculated annually the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 – Summary of Fair Value Exposure at September 30, 2009

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.   These standards require additional disclosures about the various  inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$1,387,659	$—	$—	$1,387,659
Consumer Staples	1,363,404	—	—	1,363,404
Energy	1,589,395	—	—	1,589,395
Financials	1,714,627	—	—	1,714,627
Healthcare	2,051,548	—	—	2,051,548
Industrials	1,650,380	—	—	1,650,380
Information Technology	2,826,640	—	—	2,826,640
Materials	594,827	—	—	594,827
Telecommunication Services	528,453	—	—	528,453
Utilities	507,595	—	—	507,595
Total Equity	14,214,528	—	—	14,214,528
Short-Term Investments	176,571	—	—	176,571
Total Investments in Securities	$14,391,099	$—	$—	$14,391,099

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    11/23/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    11/23/2009

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    11/23/2009

* Print the name and title of each signing officer under his or her signature.